Wellington Shields All-Cap Fund
	Schedule of Investments
	February 29, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
3,000	Curtiss-Wright Corporation	$ 708,810	1.29%

Beverages
3,500	Constellation Brands, Inc. - Class A	869,820	1.58%

Capital Markets
1,900	Blackrock Inc.	1,541,546
6,400	Blackstone, Inc.	818,048
		2,359,594	4.28%

Chemicals
5,000	Linde PLC (United Kingdom)	2,244,100
1,900	The Sherwin-Williams Company	630,857
		2,874,957	5.22%

Commercial Services & Supplies
1,100	Cintas Corporation	691,471	1.26%

Construction & Engineering
20,000	Granite Construction Incorporated	1,030,600
4,850	Quanta Services, Inc.	1,171,323
		2,201,923	4.00%

Crude Petroleum & Natural Gas
4,000	Diamondback Energy, Inc.	730,080
4,800	Pioneer Natural Resources Company	1,128,912
		1,858,992	3.37%

Electric Utilities
5,500	Constellation Energy Corp.	926,475	1.68%

Electrical Equipment
4,000	Emerson Electric Co.	427,400	0.78%

Electronic Computers
9,000	Apple Inc.	1,626,750	2.95%

Fabricated Plate Work (Boiler Shops)
11,000	Chart Industries, Inc. *	1,571,460	2.85%

Financial Services
9,000	Apollo Global Management Inc.	1,006,200
3,000	Berkshire Hathaway Inc. - Class B *	1,228,200
2,000	Mastercard Incorporated - Class A	949,520
		3,183,920	5.78%

Food & Staples Retailing
22,200	Walmart Inc.	1,301,142	2.36%

Health Care Providers & Services
2,400	McKesson Corporation	1,251,384
1,800	UnitedHealth Group Incorporated	888,480
		2,139,864	3.88%

Hotels, Restaurants & Leisure
3,300	McDonald's Corporation	964,524	1.75%

Industrial Conglomerates
6,500	Honeywell International Inc.	1,291,745	2.35%

Interactive Media Services
3,000	Meta Platforms, Inc. - Class A	1,470,390	2.67%

Internet & Direct Marketing Retail
12,000	Alphabet, Inc. - Class A *	1,661,520
11,000	Amazon.com, Inc. *	1,944,360
		3,605,880	6.55%

IT Services
4,250	Accenture PLC - Class A (United Kingdom)	1,592,815
4,500	International Business Machines Corp.	832,635
		2,425,450	4.40%

Life Sciences Tools & Services
1,500	Thermo Fisher Scientific Inc.	855,270	1.55%

National Commercial Banks
6,000	JPMorgan Chase & Co.	1,116,360	2.03%

Oil, Gas & Consumable Fuels
6,500	Cheniere Energy, Inc.	1,008,800
20,000	New Fortress Energy, Inc.	703,000
		1,711,800	3.11%
Pharmaceuticals
1,600	Eli Lilly And Company	1,205,888	2.19%

Real Estate Management & Development
5,500	CoStar Group, Inc. *	478,665	0.87%

Semiconductors & Semiconductor Equipment
5,000	Applied Materials, Inc.	1,008,100
1,000	ASML Holding N.V. - ADR	951,680
2,250	NVIDIA Corporation	1,780,020
		3,739,800	6.79%

Software
1,900	Adobe Inc. *	1,064,532
5,500	Microsoft Corporation	2,275,020
5,000	Palo Alto Networks, Inc. *	1,552,750
1,700	Roper Technologies Inc.	926,041
3,500	Salesforce, Inc. *	1,080,870
		6,899,213	12.52%

Trading Companies & Distributors
1,400	W.W. Grainger, Inc.	1,362,844	2.47%

Transportation Services
10,000	GXO Logistics, Inc. *	517,600	0.94%

Total for Common Stocks (Cost $36,391,195)		50,388,007	91.47%

EXCHANGE TRADED FUNDS
Equity Funds
30,000	Global X Uranium ETF	823,800
5,000	Invesco S&P 500® Equal Weight ETF	813,950
2,200	iShares® Expanded Tech-Software Sector ETF	946,594
9,000	The Health Care Select Sector SPDR® Fund ETF	1,303,380
3,600	VanEck Semiconductors ETF	763,020

Total for Exchange Traded Funds (Cost $4,028,294)		4,650,744	8.44%

MONEY MARKET FUNDS
65,054	First American Treasury Obligations Fund - Class X 5.23% **	65,054	0.12%
	(Cost - $65,054)

	Total Investments	55,103,805	100.03%
	(Cost - $40,484,543)

	Liabilities in Excess of Other Assets	(14,723)	-0.03%

	Net Assets	$ 55,089,082	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at February 29, 2024.
ADR - American Depositary Receipt.